Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Event
Subsequent Event

Note 9. Subsequent Event

Sale of Equipment

In July 2011, we received $0.1 million from the sale of certain packaging equipment to a customer. We will continue to utilize this equipment in our manufacturing process and it will remain at our facility.

Equity Line of Credit

On August 29, 2011, we entered into an investment agreement (the "Investment Agreement") with Dutchess Opportunity Fund, II, LP, a Delaware limited partnership ("Dutchess"), for the sale of up to $5.0 million in shares of our common stock over a three-year commitment period. Under the terms of the Investment Agreement, we may, from time to time, in our discretion, sell newly-issued shares of our common stock to Dutchess at 95% of the lowest volume weighted average price of our common stock for the five trading days that comprise the defined pricing period.

The amount of each advance under the Investment Agreement is generally limited to $100,000, or 200% of the average daily volume traded in the U.S. of our common stock for the three consecutive trading days prior to the date we request the advance, multiplied by the average of the three daily closing prices immediately preceding the date of the advance notice. We are not obligated to use any of the $5.0 million available under the Investment Agreement and there are no minimum commitments or minimum use penalties.

Also on August 29, 2011, we entered into a Registration Rights Agreement (the Registration Rights Agreement) with Dutchess, pursuant to which we agreed to register the resale by Dutchess of the shares of common stock issued under the Investment Agreement. In accordance with the terms of the Registration Rights Agreement, we must file a Registration Statement on Form S-1 with the Securities and Exchange Commission within 60 days of August 29, 2011.

16.	SUBSEQUENT EVENTS:

PATH and WHO

In February 2011, we entered into a collaboration with PATH and the World Health Organization ("WHO") to support efforts to advance clinical research of intradermal delivery of vaccines in developing-country immunization programs by providing our Intradermal Pen (the "ID Pen"). The ID Pen is a unique disposable-syringe jet injector for intradermal delivery. PATH and WHO will each provide funding for the development of ID Pen devices for further evaluation.

Deferred Rent Repayment Terms

In March 2011, we entered into an agreement with the landlord of our Tualatin, Oregon facility, which provides for the repayment of deferred rent at the rate of $2,000 per month for the period April 1, 2011 through March 31, 2012 and $3,742 per month for the period April 1, 2012 through December 31, 2014. See also Note 13.